Share Capital and Capital Surplus and Others - Summary of Reconciliation of Number of Shares Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Issued shares at January 1	80,745,711	80,745,711
Retirement of treasury shares	(8,685,568)	0
Stock split	288,240,572	0
Spin-off	(141,467,571)	0
Issued shares at December 31	218,833,144	80,745,711